Note 11 - Other Borrowings	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Borrowings [Text Block]
11.	OTHER BORROWINGS

Other borrowings consist of advances from the FHLB and subordinated debt as follows:

			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2022	2021
Finance lease liabilities	10/30/34	11/30/41	3.01%	2.50%	3.51%	$3,811	$4,653
Junior subordinated debt	12/21/37	12/21/37	3.25%	4.45%	4.45%	8,248	8,248

Total						$12,059	$12,901

The scheduled maturities of other borrowings are as follows:

(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2023	$196	3.01%
2024	202	3.01%
2025	214	3.01%
2026	227	3.01%
2027	234	3.01%
Beyond 2025	10,986	4.79%

Total	$12,059	4.74%

Under the terms of a blanket agreement, FHLB borrowings are secured by certain qualifying assets of the Company, which consist principally of first mortgage loans or mortgage-backed securities. Under this credit arrangement, the Company had an available borrowing capacity of approximately $380.8 million on December 31, 2022.

The Bank has a $64.0 million irrevocable Standby Letter of Credit Agreement with the FHLB outstanding at December 31, 2022. This letter of credit is issued to secure municipal deposit accounts as required by law.  The amount of funds available from the FHLB to the Bank is reduced by any letters of credit outstanding.

The Company formed a special purpose entity (“Entity”) to issue $8.0 million of floating rate, obligated mandatorily redeemable securities, and $248,000 in common securities as part of a pooled offering. The rate adjusts quarterly, equal to LIBOR plus 1.67%. The Entity may redeem them at face value in whole or in part. The Company borrowed the issuance proceeds from the Entity in December 2006 in the form of an $8.3 million note payable, which matures in December 2037, and is included in the other borrowings on the Company’s Consolidated Balance Sheet.

As of December 31, 2022, the Company had finance lease liabilities of $3.8 million on the Consolidated Balance Sheet. See Note 15 of the financial statements for more information.